Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Income Builder Fund Class R / CBURX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Class R / CBURX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Class R / CBURX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Class R / CBURX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Class R / CBURX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Class R / CBURX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Class R / CBURX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Class R / CBURX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Class R / CBURX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Class R / CBURX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Class R / CBURX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Class R / CBURX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Class R / CBURX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Institutional 3 Class / CIBYX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Institutional 2 Class / CKKRX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Institutional Class / CBUZX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Institutional Class / CBUZX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Institutional Class / CBUZX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Institutional Class / CBUZX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Income Builder Fund Class C / RBBCX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Class C / RBBCX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Class C / RBBCX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Class C / RBBCX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Class C / RBBCX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Class C / RBBCX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Class C / RBBCX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Class C / RBBCX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Class C / RBBCX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Class C / RBBCX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Class C / RBBCX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Class C / RBBCX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Class C / RBBCX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Advisor Class / CNMRX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Advisor Class / CNMRX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Advisor Class / CNMRX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Advisor Class / CNMRX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Income Builder Fund Class A / RBBAX | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Columbia Income Builder Fund Class A / RBBAX | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Income Builder Fund Class A / RBBAX | Columbia Mortgage Opportunities Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Income Builder Fund Class A / RBBAX | Columbia Emerging Markets Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Income Builder Fund Class A / RBBAX | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Income Builder Fund Class A / RBBAX | Columbia Floating Rate Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Income Builder Fund Class A / RBBAX | Columbia Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Income Builder Fund Class A / RBBAX | Columbia Small Cap Value Fund I, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Income Builder Fund Class A / RBBAX | Columbia Short Duration Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Income Builder Fund Class A / RBBAX | Columbia International Dividend Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Income Builder Fund Class A / RBBAX | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Columbia Income Builder Fund Class A / RBBAX | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Columbia Income Builder Fund Class A / RBBAX | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%